Employee Benefits (Composition of Employee Benefits) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Fair value of plan assets	$ 629	$ 583
Termination benefits	(158)	(105)
Defined benefit obligation	(1,075)	(1,004)
Total Employee benefits	$ (604)	$ (526)